Equity - Schedule of Changes of Accumulated Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Elements that will not be reclassified in profit or loss [Member]
Schedule of Changes of Accumulated Other Comprehensive Income [Line Items]
Opening balances, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	$ (298)	$ (413)	$ (338)
Opening balances, Fair value changes of equity instruments designated as at fair value through other comprehensive income	9,457	9,669	4,302
Opening balances, Income tax	(1,607)	(2,500)	(1,071)
Opening balances, Subtotal	7,552	6,756	2,893
Other comprehensive income for the year, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	(62)	115	(75)
Other comprehensive income for the year, Fair value changes of equity instruments designated as at fair value through other comprehensive income	(148)	(212)	5,367
Other comprehensive income for the year, Income tax	(448)	893	(1,429)
Other comprehensive income for the year, Subtotal	(658)	796	3,863
Balances ending, New measurements of net defined benefit liability and actuarial results for other employee benefit plans	(360)	(298)	(413)
Balances ending, Fair value changes of equity instruments designated as at fair value through other comprehensive income	9,309	9,457	9,669
Balances ending, Income tax	(2,055)	(1,607)	(2,500)
Balances ending, Subtotal	6,894	7,552	6,756
Elements that can be reclassified in profit or loss [Member]
Schedule of Changes of Accumulated Other Comprehensive Income [Line Items]
Opening balances, Income tax	4,192	(983)	31,382
Opening balances, Subtotal	(3,775)	17,486	(72,322)
Opening balances, Fair value changes of financial assets at fair value through other comprehensive income	4,478	9,142	268
Opening balances, Cash flow accounting hedge	(12,397)	9,401	(103,782)
Opening balances, Participation in other comprehensive income of entities registered under the equity method	(48)	(74)	(190)
Opening balances, Total	3,777	24,242	(69,429)
Other comprehensive income for the year, Income tax	6,716	5,175	(32,365)
Other comprehensive income for the year, Subtotal	(12,878)	(21,261)	89,808
Other comprehensive income for the year, Fair value changes of financial assets at fair value through other comprehensive income	8,806	(4,664)	8,874
Other comprehensive income for the year, Cash flow accounting hedge	(28,341)	(21,798)	113,183
Other comprehensive income for the year, Participation in other comprehensive income of entities registered under the equity method	(59)	26	116
Other comprehensive income for the year, Total	(13,536)	(20,465)	93,671
Balances ending, Income tax	10,908	4,192	(983)
Balances ending, Subtotal	(16,653)	(3,775)	17,486
Balances ending, Fair value changes of financial assets at fair value through other comprehensive income	13,284	4,478	9,142
Balances ending, Cash flow accounting hedge	(40,738)	(12,397)	9,401
Balances ending, Participation in other comprehensive income of entities registered under the equity method	(107)	(48)	(74)
Balances ending, Total	$ (9,759)	$ 3,777	$ 24,242